COMMITMENTS - Operating lease commitments (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Operating lease commitments
Within 1 year	¥ 200,743	$ 29,586	¥ 143,438
1 - 2 years	129,024	19,016	143,438
2 - 3 years	57,305	8,446
3 - 4 years	57,305	8,446
4 - 5 years	38,203	5,630
Total	¥ 482,580	$ 71,124	¥ 286,876